Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 98.7%
143,775	iShares Core S&P 500 ETF	$78,677,993
6,805	SPDR S&P 500 ETF Trust	3,703,417
154,558	Vanguard S&P 500 ETF	77,299,093
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $132,125,430)	159,680,503

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.8%
	PUT OPTIONS – 0.8%
	S&P 500 Index
232	Exercise Price: $5,300.00, Notional Amount: $122,960,000, Expiration Date: September 20, 2024	1,267,880
	TOTAL PUT OPTIONS
	(Cost $1,445,573)	1,267,880
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,445,573)	1,267,880

Principal Amount
	SHORT-TERM INVESTMENTS–0.3%
$487,889	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[1]	487,889
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $487,889)	487,889
	TOTAL INVESTMENTS – 99.8%
	(Cost $134,058,892)	161,436,272
	Other Assets in Excess of Liabilities – 0.2%	297,413
	TOTAL NET ASSETS – 100.0%	$161,733,685

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.